Financial instruments - Schedule of Impact on the Groups Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EUR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.038	1.105
Average rate	1.082	1.091
Change	(6.00%)
GBP
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.251	1.275
Average rate	1.278	1.266
Change	(1.80%)
ISK
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.007	0.007
Average rate	0.007	0.007
Change	(2.00%)
CHF
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.103	1.188
Average rate	1.136	1.156
Change	(7.20%)
INR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.012	0.012
Average rate	0.012	0.012
Change	(2.60%)